General (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 16, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
General (Textual)
Ownership interest percentage		82.00%
Deferred payments		$ 5,000
Converted shares of exchange ratio		4.145
Percentage of outstanding shares of common stock	8.00%
Net loss		$ (4,993)
Negative cash flows from operating activities		(9,546)
NIS [Member]
General (Textual)
Capital gain amount	$ 1,853
Net loss		(17,311)	$ (27,009)	$ (19,770)
Negative cash flows from operating activities		$ (33,099)	$ (34,340)	$ (18,159)